RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
NOTE 22 - RELATED PARTY TRANSACTIONS

The only transactions we have with related parties are compensation arrangements for both current compensation, share based compensation and compensation under options for our officers and directors.

Executive officers and directors participate in the Corporation’s stock option plan. Executive officers are covered under the Corporation’s health plan.

Key management personnel compensation is comprised of:

In Thousands of US Dollars
Description	2017	2016	2015
Salaries	$–	$–	$203
Short-term employee benefits	2	2	4
Stock-based compensation	6,072	9,071	15,770
Total	$6,074	$9,073	$15,977

Total honorariums earned by the independent directors of the Corporation for participation in Board and Committee meetings were nil for the years ended December 31, 2017 and 2016.

Our Chief Financial Officer receives no compensation as an individual and receives no deferred or incentive compensation. We do make payments in the form of contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $240,000, $250,000 and $36,000 for the years ended December 31, 2017, 2016 and 2015, respectively.

Our Corporate Legal Counsel receives no compensation as an individual and receives no deferred or incentive compensation. We do make payments in the form of contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $199,950, $180,000 and $106,750 for the years ended December 31, 2017, 2016 and 2015, respectively.